Label	Element	Value
Six Circles Tax Aware Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Six Circles® Tax Aware Bond Fund Ticker: CBTAX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide after-tax total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	04/30/2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal period from commencement of operations (May 19, 2020) through December 31, 2020, the Fund’s portfolio turnover rate was 35.13% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.13%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other Expenses” are based on actual expenses incurred in the most recent fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 04/30/2022 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES,YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES,YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is designed to provide
after-tax
total return by actively investing mainly in fixed income securities of varying maturities. The Fund’s portfolio consists of a variety of strategies providing exposure across mainly municipal bonds with varying maturity ranges and other characteristics.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings) in fixed income securities and other related instruments with similar economic characteristics. In addition, at least 50% of the Fund’s assets will be invested in municipal securities, the income from which is exempt from federal income tax. The Fund will provide shareholders with at least 60 days’ prior notice of any change to these investment policies. Municipal securities are securities issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities and other groups with the authority to act for the municipalities, the interest on which, if any, is exempt from federal income tax but may be subject to the federal alternative minimum tax for individuals. Municipal securities may have fixed, variable or floating interest rates and may include, but are not limited to, variable rate demand obligations, short-term municipal notes, municipal bonds, tax exempt commercial paper, zero-coupon
securities, private activity and industrial
development bonds, tax anticipation notes, participations in pools of municipal securities, municipal mortgage-backed and asset-backed securities, auction rate securities and restricted securities. Municipal securities may also include instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal securities, such as tender option bonds and participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer has disclosed or otherwise confirmed that the interest payable on the securities is exempt from federal income tax. Additionally, municipal securities include all other instruments that directly or indirectly provide economic exposure to income which is derived from municipalities. While the Fund intends to generate tax-exempt
income through its municipal securities investments, it may generate taxable income and gains through investments in non-tax
exempt securities and through sales of both
tax-exempt
and
non-tax
exempt securities. The Fund may also invest in taxable fixed income instruments.
For purposes of the 80% investment policy, the Fund will treat an investment in derivatives as an investment in the securities underlying such derivatives and will value such derivatives at market value.
The Fund may also invest in corporate and other taxable bonds, debt securities and similar instruments issued by various public- or private-sector entities in the United States and its territories and possessions, including U.S. Treasuries, as well as securities issued by investment companies, including open-end,
closed-end
and exchange-traded funds, and other pooled investment vehicles, which may include private funds.
The Fund has broad flexibility to invest in a wide variety of debt securities and instruments of any maturity and will not be managed to a target duration or average weighted maturity.
Most of the Fund’s investments will be investment grade at the time of investment, although the Fund may invest up to 20% of its total assets in securities that are rated below investment grade (commonly known as “high yield securities” or “junk bonds”). The Fund’s investment grade investments will at the time of investment: (i) carry a long-term rating of Baa3, BBB– or BBB– or higher by any of Moody’s Investors Service Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”), or the equivalent by another nationally recognized statistical rating organization (“NRSRO”); (ii) carry a short-term rating of
P-2,
A-2
or F2 or higher by any of Moody’s, S&P and Fitch, respectively, or the equivalent by another NRSRO; or (iii) if such investments are unrated, deemed by a
Sub-Adviser
(as defined below) to be of comparable quality at the time of investment. Below investment grade securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. A security’s quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality such that subsequently they would be deemed to be below investment grade.
The Fund has flexibility to invest in derivatives and may use such instruments to manage duration and credit quality and/or as substitutes for securities and other instruments in which the Fund can invest. A derivative is an instrument that has a value based on another instrument, exchange rate or index. The Fund may use futures, swaps, forward contracts, and options, as well as repurchase agreements and reverse repurchase agreements, in connection with its principal strategies in certain market conditions in order to hedge various investments, for risk management purposes, as a substitute for securities and other instruments in which the Fund can invest or to increase income or gain to the Fund.
While the Fund intends to generate
tax-exempt
income through its municipal securities investments, it will generate taxable income and gains through investments in non-tax
exempt securities and through sales of both
tax-exempt
and
non-tax
exempt securities. Also, although interest on municipal securities is exempt from federal income tax, interest on certain bonds may be subject to the federal alternative minimum tax for individuals.
The Fund is classified as a
“non-diversified”
fund under the Investment Company Act of 1940, as amended. A non-diversified
fund is permitted (but is not required) to invest a higher percentage of its assets in the securities of fewer issuers.
The Fund will likely engage in active and frequent trading. The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.
J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”) constructs the Fund’s portfolio by allocating the Fund’s assets among fixed income exposures and investment strategies managed by one or more sub-advisers
retained by the Adviser (each, a
“Sub-Adviser”).
In allocating the assets of the Fund, the Adviser will generally make strategic and tactical allocation decisions by directing shifts in allocations among the various fixed income exposures and investment strategies managed by the
Sub-Advisers
that target risk and investment exposures primarily across U.S. municipal fixed income maturity ranges. The Adviser will periodically review and determine the allocations among the fixed income exposures and investment strategies and may make changes to these allocations when it believes it is beneficial to the Fund. The Adviser may, in its discretion, add to, delete from or modify the categories of fixed income exposures and investment strategies employed by the Fund, or add other fixed income exposures and investment strategies, including active strategies, managed by the
Sub-Advisers.
In making allocations among such fixed income exposures and investment strategies and/or in changing the categories of fixed income exposures and investment strategies employed by the Fund, the Adviser expects to take into account the investment goals of the broader investment programs administered by the Adviser or its affiliates, for whose use the Fund is exclusively designed. As such, the Fund may perform differently from a similar fund that is managed without regard to such broader investment programs.
Each
Sub-Adviser
may use both its own proprietary and external research and securities selection process to manage its allocated portion of the Fund’s assets. The Adviser is responsible for determining the amount of Fund assets allocated to each
Sub-Adviser.
The Adviser currently allocates Fund assets to the following
Sub-Advisers:
Capital International, Inc. (“Capital”), Nuveen Asset Management, LLC (“Nuveen”) and Wells Capital Management Incorporated (“WellsCap”). The Adviser may adjust allocations to the
Sub-Advisers
or make recommendations to the Board of Trustees of the Six Circles Trust (the “Board”) with respect to the hiring, termination or replacement of a
Sub-Adviser.
As such, the identity of the Fund’s
Sub-Advisers,
the investment strategies they pursue and the portion of the Fund allocated to them, may change over time. Each
Sub-Adviser
is responsible for deciding which securities to purchase and sell for its respective portion of the Fund and for placing orders for the Fund’s transactions. However, the Adviser reserves the right to instruct
Sub-Advisers
as needed on certain Fund transactions and manage a portion of the Fund’s portfolio directly, including without limitation, for portfolio hedging, to temporarily adjust the Fund’s overall market exposure or to temporarily manage assets as a result of a
Sub-Adviser’s
resignation or removal.
The
Sub-Advisers
may invest the Fund’s assets among a range of issuers based on strategic positioning and other tactical considerations that focus on factors expected to impact returns. The
Sub-Advisers
typically select individual securities after performing a risk/reward analysis that includes an evaluation of their characteristics including income, interest rate risk, credit risk and the complex legal and technical structure of the securities. The Fund expects that, when making allocation and investment decisions for the Fund, the Adviser and
Sub-Advisers
may take into account tax treatment as one of a number of factors relevant to the decision. In making such a decision, the Adviser and
Sub-Advisers
may determine that other factors are more important than tax treatment and thus cause the Fund to invest in investments that are not tax exempt. Below is a summary of each current
Sub-Adviser’s
investment approach.
Capital
With respect to its allocated portion of the Fund, Capital will use an approach that seeks to achieve and/or enhance the performance of various segments of one or more public U.S. municipal bond indexes. These segments, which are selected by the Adviser to implement the Adviser’s on-going
strategic and
tactical investment decisions for the Fund, represent different maturity components of the U.S. municipal bond universe. Capital will reallocate among segments as instructed by the Adviser.
Nuveen
With respect to its allocated portion of the Fund, Nuveen will normally invest substantially all of the net assets allocated to it in municipal bonds that provide income exempt from federal personal income tax and seek to generate returns by actively managing the portfolio.
WellsCap
With respect to its allocated portion of the Fund, WellsCap will normally invest substantially all of the net assets allocated to it in municipal bonds that provide income exempt from federal personal income tax and seek to generate returns by actively managing the portfolio.

Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in this Fund or any other fund is not designed to be a complete investment program. It is intended to be part of a broader investment program administered by the Adviser or its affiliates. The performance and objectives of the Fund should be evaluated only in the context of your complete investment program. The Fund is managed to take into account the investment goals of the broader investment program and therefore changes in value of the Fund may be particularly pronounced and the Fund may underperform a similar fund managed without consideration of the broader investment program. The Fund is NOT designed to be used as a stand-alone investment.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
General Market Risk.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability and infectious disease epidemics or pandemics.
For example, the outbreak of
COVID-19,
a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, exacerbate pre-existing
political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the
COVID-19
pandemic, or other future epidemics or pandemics, is currently unknown.
Municipal Obligations Risk.
The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.
Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose.
Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. For example, the current
COVID-19
pandemic has significantly stressed the financial resources of many municipalities, which may impair their ability to meet their financial obligations and harm the value of the Fund’s investments. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of the Fund’s investments.
In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of the Fund’s investments.
Interest Rate Risk.
The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or the Fund may be unable to maintain positive returns.
Credit Risk.
The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. If an issuer’s or a counterparty’s financial condition worsens, their credit quality may deteriorate. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (
i.e.
, the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Debt Securities and Other Callable Securities Risk.
As part of its main investment strategy, the Fund invests in debt securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When debt obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (
i.e.
, premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.
Government Securities Risk.
The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal
National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
Income Risk.
The Fund’s income may decline when interest rates fall because the Fund may hold a significant portion of short duration securities and/or securities that have floating or variable interest rates. The Fund’s income may decline because the Fund invests in lower yielding bonds, as bonds in its portfolio mature, are near maturity or are called, or when the Fund needs to purchase additional bonds.
Derivatives Risk
. Derivatives, including futures, options, swaps and forward contracts, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to liquidity risk because the liquidity of derivatives is often based on the liquidity of the underlying instruments. In addition, the possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Certain derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.
Liquidity Risk.
The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can increase the volatility of the Fund’s net asset value (“NAV”) per share. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
Floating and Variable Rate Securities Risk
. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Structured Municipal Product Risk.
Structured municipal products, such as tender option bonds, involve structural complexities and potential risks that may not be present where a municipal security is owned directly. These enhanced risks may include additional counterparty risk (the risk that the counterparty will not fulfill its contractual obligations) and call risk (the risk that the instruments will be called and the proceeds may need to be reinvested). Additionally, an active trading market for such instruments may not exist. To the extent that a structured municipal product provides a put, the Fund may receive a lower interest rate in return for such feature and will be subject to the risk that the put provider will be unable to honor the put feature (purchase the security). Finally, short-term municipal or tax-exempt
structured products may present tax issues not presented by investments in other short-term municipal or tax-exempt
securities. These issues might be resolved in a manner adverse to the Fund.
Counterparty Risk.
The Fund may have exposure to the credit risk of counterparties with which it deals in connection with the investment of its assets, whether engaged in exchange-traded
or
off-exchange
transactions or through brokers, dealers, custodians and exchanges through which it engages. In addition, many protections afforded to cleared transactions, such as the security afforded by transacting through a clearinghouse, might not be available in connection with over-the-counter
(“OTC”) transactions. Therefore, in those instances in which the Fund enters into OTC transactions, the account will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and will sustain losses.
U.S. Treasury Obligations Risk.
U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.
High Yield Securities Risk
. The Fund may invest in securities that are issued by issuers that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity.
Prepayment Risk.
The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (
i.e.
, premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Zero-Coupon Bond Risk.
The market value of a
zero-coupon
bond is generally more volatile than the market value of other fixed income securities with similar maturities that pay interest periodically.
Tax Aware Investing Risk
. The Fund’s tax aware strategies may reduce your taxable income, but will not eliminate it. These strategies may require trade-offs that reduce pre-tax
income. Managing the Fund to maximize
after-tax
returns may also potentially have a negative effect on the Fund’s performance. Because tax consequences are considered in managing the Fund, the Fund’s pre-tax
performance may be lower than that of a similar fund that is not tax-managed.
Even though tax aware strategies are being used, they may not reduce the amount of taxable income and capital gains distributed by the Fund to shareholders, or the amount of Fund distributions that are taxable at ordinary income rates.
LIBOR Discontinuance or Unavailability Risk.
The London Interbank Offering Rate (“LIBOR”) is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority (“FCA”) publicly announced that (i) immediately after December 31, 2021, publication of the
1-week
and
2-month
U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and
12-month
U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the
1-month,
3-month
and
6-month
U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA’s consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published, and we recommend that you consult your advisors to stay informed of any such developments. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund’s loans, notes, derivatives and other instruments or investments comprising some or all of the Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades.
Auction Rate Securities Risk.
The auction rate municipal securities the Fund will purchase will typically have a long-term nominal maturity for which the interest rate is regularly reset through a “Dutch” auction. The interest rate set by the auction is the lowest interest rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is a risk that an auction will fail due to insufficient demand for the securities, which may adversely affect the liquidity and price of auction rate securities. Moreover, between auctions, there may be no secondary market for these securities, and sales conducted on a secondary market may not be on terms favorable to the seller. Thus, with respect to liquidity and price stability, auction rate securities may differ substantially from cash equivalents, notwithstanding the frequency of auctions and the credit quality of the security.
Repurchase Agreement Risk.
Repurchase agreements involve some risk to the Fund that the counterparty does not meet its obligation under the agreement.
Exchange-Traded Fund (“ETF”) and Investment Company Risk.
The Fund may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The Fund is subject to the risks associated with the ETF’s or investment company’s investments. ETFs, investment companies and other investment vehicles that invest in commodities or currencies are subject to the risks associated with direct investments in commodities or currencies. The price and movement of an ETF or closed-end
fund designed to track an index may not track the index and may result in a loss. In addition, closed-end
funds that trade on an exchange often trade at a price below their net asset value (also known as a discount). Certain ETFs or closed-end
funds traded on exchanges may be thinly-traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.
Taxability Risk.
The Fund’s investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after the Fund buys a security, the Internal Revenue Service may determine that a bond issued as tax-exempt
should in fact be taxable or there may be unfavorable changes in tax laws or noncompliant conduct of a securities issuer that may cause income from all or certain municipal securities to be taxable. In such event, the value of such securities would likely fall, hurting the Fund’s performance. In addition, all or a portion of the Fund’s distributions that otherwise would have been exempt interest distributions would be treated as taxable distributions.
Alternative Minimum Tax Risk.
The Fund may invest all of its assets in municipal securities, the interest on which may be subject to the federal alternative minimum tax.
Municipal Securities Concentration Risk.
The Fund may invest more than 25% of its total assets in municipal securities where the issuer is regarded as a state, city, municipality or other public authority or in municipal securities with governmental guarantees or in housing authority obligations. As a result, the Fund could be more susceptible to developments which affect those obligations.
Industry and Sector Focus Risk
. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Geographic Focus Risk
. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a less geographically focused fund.
High Portfolio Turnover Risk.
The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.
Management Risk.
The Fund is subject to management risk. Each
Sub-Adviser
and its portfolio managers will utilize a proprietary investment process, techniques and risk analyses in making investment decisions for its allocated portion of the Fund, but there can be no guarantee that these decisions will produce the desired results. For example, Capital or the Fund may fail to achieve or enhance the performance of the fixed income index segments selected by the Adviser. In addition, legislative, regulatory or tax developments may affect the investment techniques available to the
Sub-Advisers
in connection with managing their respective allocated portions of the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.
Allocation Risk.
The Fund’s ability to achieve its investment objective depends upon the Adviser’s ability to select the optimum mix of underlying exposures in light of market conditions. There is a risk that the Adviser’s evaluations and assumptions regarding the index components and the indexed investment strategies may be incorrect in view of actual market conditions.
Multi-Manager Risk
. The Fund’s performance depends on the skill of the Adviser in selecting, overseeing, and allocating Fund assets to the
Sub-Advisers.
The
Sub-Advisers’
investment styles may not always be complementary. The
Sub-Advisers
operate independently (
e.g.,
make investment decisions independently of one another), and may make decisions that conflict with each other. For example, it is possible that a
Sub-Adviser
may purchase a security for the Fund at the same time that another
Sub-Adviser
sells the same security, resulting in higher transaction costs without accomplishing any net investment result; or that several
Sub-Advisers
purchase the same security at the same time, without aggregating their transactions, resulting in higher transaction costs. The Fund’s
Sub-Advisers
may underperform the market generally, underperform other investment managers that could have been selected for the Fund and/or underperform private investment funds with similar strategies managed by the
Sub-Advisers.
Subject to the overall supervision of the Fund’s investment program by the Fund’s Adviser, each
Sub-Adviser
is responsible, with respect to
the portion of the Fund’s assets it manages, for compliance with the Fund’s investment strategies and applicable law.
Non-Diversified
Fund Risk.
Since the Fund is
non-diversified,
it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results among those issuing the securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results among those issuing the securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not operated for a full calendar year as of the date of this prospectus.Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not operated for a full calendar year as of the date of this prospectus.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Six Circles Tax Aware Bond Fund | Six Circles Tax Aware Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%	[1],[2]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	0.18%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 18
3 Years	rr_ExpenseExampleYear03	95
5 Years	rr_ExpenseExampleYear05	179
10 Years	rr_ExpenseExampleYear10	426
1 Year	rr_ExpenseExampleNoRedemptionYear01	18
3 Years	rr_ExpenseExampleNoRedemptionYear03	95
5 Years	rr_ExpenseExampleNoRedemptionYear05	179
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 426

[1]	Additionally, the Fund’s adviser has contractually agreed through at least 04/30/2022 to reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, if any, dividend and interest expenses related to short sales, brokerage fees, interest on borrowings, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.40% of the average daily net assets of the Fund (the “Expense Cap”). An expense reimbursement by the Fund’s adviser is subject to repayment by the Fund only to the extent it can be made within thirty-six months following the date of such reimbursement by the adviser. Repayment must be limited to amounts that would not cause the Fund’s operating expenses (taking into account any reimbursements by the adviser and repayments by the Fund) to exceed the Expense Cap in effect at the time of the reimbursement by the adviser or at the time of repayment by the Fund. This expense reimbursement is in effect through 04/30/2022, at which time the adviser and/or its affiliates will determine whether to renew or revise it.
[2]	The Fund’s adviser, J.P. Morgan Private Investments Inc. (“JPMPI”) and/or its affiliates have contractually agreed through at least 04/30/2022 to waive any management fees that exceed the aggregate management fees the adviser is contractually required to pay the Fund’s sub-advisers. Thereafter, this waiver will continue for subsequent one year terms unless terminated in accordance with its terms. JPMPI may terminate the waiver, under its terms, effective upon the end of the then-current term, by providing at least ninety (90) days prior written notice to the Six Circles Trust. The waiver may not otherwise be terminated by JPMPI without the consent of the Board of Trustees of the Six Circles Trust, which consent will not be unreasonably withheld. Such waivers are not subject to reimbursement by the Fund.
[3]	“Other Expenses” are based on actual expenses incurred in the most recent fiscal year.